Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of June 30, 2023 and December 31, 2022 consisted of the following:

		(In thousands)
As of June 30, 2023	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$434	$243	$191
Talent acquisition	2 – 3 years	1,054	698	356
Intangible assets, net		$1,488	$941	$547
		(In thousands)
As of December 31, 2022	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$377	$175	$202
Talent acquisition	2 – 3 years	1,201	555	646
Intangible assets, net		$1,578	$730	$848
Intangible assets as of December 31, 2022 and December 31, 2021 consisted of the following:
As of December 31, 2022	Useful Life	(in thousands)
		Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$377	$175	$202
Talent acquisition	2 – 3 years	1,201	555	646
Intangible assets, net		$1,578	$730	$848
As of December 31, 2021	Useful Life	(in thousands)
		Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$211	$75	$136
Talent acquisition	2 – 3 years	1,653	1,051	602
Intangible assets, net		$1,864	$1,126	$738

Schedule of Estimated Future Amortization of Intangible Assets

The following table presents the estimated future amortization of intangible assets:

Years ending December 31,	(In thousands)
2023 (remainder)	$182
2024	305
2025	57
2026	3
Total future amortization of amortizable intangible assets	$547
The following table presents the estimated future amortization of intangible assets:
Years ending December 31,	(in thousands)
2023	$478
2024	332
2025	38
2026	—
Total future amortization of amortizable intangible assets	$848